Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenue Recognition
Number of advertising arrangements | item	2
Sales rebates	$ 405,385	$ 1,833,085	$ 666,741
Net revenues	134,109,632	37,334,966	11,030,079
Advertising
Revenue Recognition
Net revenues	131,287,334	35,032,557	9,967,282
Virtual items for live social video community
Revenue Recognition
Net revenues	682,034	1,177,375	0
Licensing fees for Smart Input products
Revenue Recognition
Net revenues	125,951	239,915	351,572
Enterprises solution services
Revenue Recognition
Net revenues	$ 1,764,135	$ 567,459	$ 0
Revenue | Advertising
Revenue Recognition
Concentration risk (as a percent)	98.00%	94.00%	90.00%